Provisions for liabilities and charges	6 Months Ended
Jun. 30, 2025
Provisions for liabilities and charges
Provisions for liabilities and charges

11. Provisions for liabilities and charges

				Financial
	Customer	Litigation and		commitments
	redress	other regulatory	Property	and guarantees	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2025	420	128	90	55	171	864
Expected credit losses impairment charge	—	—	—	9	—	9
Currency translation and other movements	1	(9)	—	—	—	(8)
Charge to income statement	12	38	13	—	116	179
Release to income statement	(12)	—	(11)	—	(13)	(36)
Provisions utilised	(78)	(37)	(10)	—	(58)	(183)
At 30 June 2025	343	120	82	64	216	825

(1)	Other materially comprises of provisions relating to restructuring costs and Bank of England levy. The charge for the year includes restructuring costs of £62 million and Bank of England levy of £53 million.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.